Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). These accounting principles require management to make certain estimates and assumptions that affect the amounts in the accompanying financial statements. Actual results may differ from those estimates. The Group bases its estimates on past experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.

Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation allowance for deferred tax assets, useful lives of property, plant and equipment and intangible assets, impairment assessment of long-lived assets and goodwill, valuation of share-based compensation and payments, purchase price allocation for business acquisition and valuation of ordinary shares, convertible notes, derivative liabilities and warrants. Actual results may differ materially from those estimates.

Principles of consolidation	Principles of consolidation The accompanying consolidated financial statements include the financial information of the Group. All intercompany balances and transactions have been eliminated.
Business combinations

Business combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Fair value

Fair value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying values of financial instruments, which consist of cash and cash equivalents, restricted cash, amounts due from related parties, other receivables, other payables, amounts due to related parties and short-term bank borrowings are recorded at cost which approximates their fair value due to the short-term nature of these instruments.

Financial instruments
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Financial instruments

The Group’s financial instruments consist primarily of cash and cash equivalents, restricted cash, other receivables, loan receivable, other payables, amounts due to related parties, bank borrowings, loans payable to third parties, convertible notes, promissory notes and derivative liabilities and warrants.

Convertible notes	Convertible notes Convertible notes for which the fair value option are elected are carried at fair value, with changes in fair value recognized in earnings.
Convenience translation

Convenience translation

The Group’s business is primarily conducted in China and all of the revenues are denominated in RMB. However, periodic reports made to shareholders will include current period amounts translated into USD using the exchange rate as of balance sheet date, for the convenience of the readers. Translations of balances in the consolidated balance sheets and the related consolidated statements of operations, comprehensive loss, change in equity and cash flows from RMB into USD as of and for the year ended December 31, 2019 are solely for the convenience of the readers and were calculated at the rate of USD1.00=RMB6.9618, representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 31, 2019. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2019, or at any other rate.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Restricted cash

Restricted cash

Restricted cash represents cash deposits in restricted bank accounts, required by local regulations for operating schools or pledged as collateral for bank borrowings. The deposits in restricted bank accounts cannot be withdrawn until these schools are closed or bank borrowings are fully repaid. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement.

Inventories	Inventories Inventories, mainly consisting of textbooks, are stated at the lower of cost or net realizable value. Cost is determined using the weighted average cost method.
Loan receivables

Loan receivables

Loan receivables are measured at amortized cost with interest accrued based on the contract rate. The Group evaluates the credit risk associated with the loans, and estimates the cash flow expected to be collected over the life of loans on an individual basis based on the Group’s past experiences, the borrowers’ financial position, their financial performance and their ability to continue to generate sufficient cash flows. A valuation allowance will be established for the loans unable to collect. No valuation allowance has been recorded for the years ended December 31, 2017, 2018 and 2019 based on the result of the assessment.

Property, plant and equipment, net

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	37 years
Electronic equipment	3 years
Motor vehicles	5 years
Furniture and education equipment	5 years
Leasehold improvement	Shorter of lease term or estimated economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statement of operations.

Goodwill and intangible assets

Goodwill and intangible assets

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of businesses acquired. Intangible assets with finite lives are amortized over their estimated useful lives. The useful life of an intangible asset is the period over which the asset is expected to contribute directly or indirectly to future cash flows.

Goodwill is tested for impairment annually at the end of the fourth quarter, or sooner if impairment indicators arise. In the evaluation of goodwill for impairment, the Group may perform a qualitative assessment to determine if it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If it is not, no further analysis is required. If it is, a prescribed two-step goodwill impairment test is performed to identify potential goodwill impairment and measure the amount of goodwill impairment loss to be recognized for that reporting unit, if any.

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Goodwill and intangible assets-continued

The first step in the two-step impairment test is to identify if a potential impairment exists by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The fair value of a reporting unit is estimated by applying valuation multiples and/or estimating future discounted cash flows. The selection of multiples is dependent upon assumptions regarding future levels of operating performance as well as business trends and prospects, and industry, market and economic conditions. When estimating future discounted cash flows, the Group considers the assumptions that hypothetical marketplace participants would use in estimating future cash flows. In addition, where applicable, an appropriate discount rate is used, based on an industry-wide average cost of capital or location-specific economic factors. If the fair value of a reporting unit exceeds its carrying amount, goodwill of the reporting unit is not considered to have a potential impairment and the second step of the impairment test is not necessary. However, if the carrying amount of a reporting unit exceeds its fair value, the second step is performed to determine if goodwill is impaired and to measure the amount of impairment loss to recognize, if any.

The second step compares the implied fair value of goodwill with the carrying amount of goodwill. The implied fair value of goodwill is determined in the same manner as the amount of goodwill recognized in a business combination (i.e., the fair value of the reporting unit is allocated to all the assets and liabilities, including any unrecognized intangible assets, as if the reporting unit had been acquired in a business combination and the fair value of the reporting unit was the purchase price paid to acquire the reporting unit). If the implied fair value of goodwill exceeds the carrying amount, goodwill is not considered impaired. However, if the carrying amount of goodwill exceeds the implied fair value, an impairment loss is recognized in an amount equal to that excess.

Based on the result of annual goodwill impairment assessment, no impairment charge was recognized for the years ended December 31, 2017, 2018 and 2019.

Acquired intangible assets other than goodwill consist of student base, definite trademark, relationship with partnership school and franchise agreements, which are carried at cost, less accumulated amortization and impairment. The amortization periods are as follows:

Category	Amortization periods
Student base	2.2 - 7 years
Trademark	5.4 years & Indefinite
Relationship with partnership school	6.4 years
Franchise agreement	3.4 years

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Goodwill and intangible assets-continued

The Group has determined that certain trademarks do not have determinable useful lives. Consequently, the carrying amount of trademarks are not amortized but are tested for impairment annually or more frequently if events or changes in circumstances indicate that the assets might be impaired. Such impairment test consists of a comparison of the fair value of the trademarks with their carrying amount and an impairment loss is recognized if and when the carrying amounts of the trademarks exceed their fair values. The estimates of fair values of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. No impairment loss was recorded during the years ended December 31, 2017, 2018, and 2019.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31, 2017, 2018 and 2019.

Revenue recognition and Deferred revenue

Revenue recognition

On January 1, 2018, the Group adopted ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606) applying the modified retrospective method to all contracts that were not completed as of January 1, 2018. Results for reporting periods beginning after January 1, 2018 are presented under Topic 606, while prior period amounts are not adjusted and continue to be reported under the accounting standards in effect for the prior period. The Group recorded a net reduction to opening accumulated deficit of RMB48,316 as of January 1, 2018 due to the cumulative impact of adopting Topic 606.

Revenues are recognized when control of the promised goods or services are transferred to the customers, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services.

The following table presents the Group’s revenues disaggregated by revenue sources. The Group’s revenue is reported net of discounts, value added tax and surcharges.

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Services:
K-12 tutoring services - group class	611,268	817,843	1,103,607
K-12 tutoring services - personalized	272,880	364,554	553,654
K-12 tutoring services - full-time	—	—	286,593
Study-abroad test preparation services	334,288	860,687	941,537
Study-abroad consulting services	64,126	185,033	218,567
Total net revenues	1,282,562	2,228,117	3,103,958
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Revenue recognition-continued

The following is a description of principal activities from which the Group generates revenue and related revenue recognition policies.

(i)	K-12 tutoring services

The Group offers various types of after-school tutoring services to help students improve their academic performance and qualify for their desired schools and universities. The after-school tutoring services primarily consist of after-school group class courses, personalized tutoring courses and full-time tutoring courses. The K-12 tutoring services are accounted for as a single performance obligation. Tuition fees are generally collected in advance and are initially recorded as deferred revenue. Deferred revenue is recognized proportionately as the tutoring sessions are delivered. Tuition refunds are provided to students if they decide within the trial period that they no longer want to take the course. For some K-12 courses, the Group also offers refunds for any remaining classes to students who withdraw from the course. The refund is equal to the amount related to the undelivered class. The Group determines the transaction price to be earned by estimating the refund liability based on historical refund ratio on a portfolio basis using the expected value method.

(ii)	Study abroad tutoring services
•	Study-abroad test preparation services

The Group offers study abroad test preparation services to help students prepare for admission tests for high schools, universities and graduate programs in other countries. Tutoring fees are collected in advance and are initially recorded as deferred revenue which is recognized proportionately as the tutoring sessions are delivered. Students are entitled to certain trial class of the purchased course and course fee is fully refundable if a student decides not to take the remaining course after the trial class. No refund will be provided to a student who withdraws from a course after the trial period. The study-abroad test preparation services are accounted for as a single performance obligation.

•	Study-abroad consulting services

The Group offers study abroad consulting services to provide quality advisory guidance for students who intend to study abroad. The Group charges each student an up-front prepaid fee based on the scope of consulting services requested by the student. Portion of the prepaid services fee are refundable if the student does not successfully gain admission, which are accounted for as variable consideration under Topic 606. The study-abroad consulting services are accounted for as a single performance obligation. The Group estimates the variable consideration to be earned and recognizes revenue over the service period.

Remaining performance obligations represents the transaction price of contracts for which service has not been performed under study-abroad consulting services. As of December 31, 2019, the aggregate amount of the transaction price related to the remaining performance obligations was RMB175,486. The Group estimates that revenue RMB118,162 and RMB43,016 on the remaining performance obligations to be recognized over the next 12 and 24 months, respectively, with the remainder, at RMB14,308, recognized thereafter.

The contract liability consists of deferred revenue and refund liability.

Arrangements with multiple performance obligations

The Group’s contracts with customers may include multiple performance obligations. For such arrangements, the Group allocates revenues to each performance obligation based on its relative standalone selling price. The Group generally determines standalone selling prices based on the prices charged to customers.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Revenue recognition-continued

Practical expedients and exemptions

The Group incurs sales commissions primarily for K-12 tutoring services and study-abroad test preparation services which are expensed when incurred because the amortization period would have been one year or less. These costs are recorded within sales and marketing expenses.

The Group does not disclose the value of unsatisfied performance obligations for (i) contracts with an original expected length of one year or less and (ii) contracts for which the Group recognizes revenue at the amount to which it has the right to invoice for services performed.

Deferred revenue

Deferred revenue primarily consists of tuition fees and consulting service fees received from customers for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

Value added taxes

Value added taxes

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program (“Pilot Program”), applicable to businesses in selected industries. Such VAT Pilot Program were phased in Beijing, Jiangsu, Anhui, Fujian, Guangdong, Tianjin, Zhejiang, and Hubei between September and December 2012. Businesses in the Pilot Program would pay VAT instead of business tax. Starting from May 1, 2016, the Pilot Program was promoted nationwide in a comprehensive manner in the PRC. With the implementation of the Pilot Program, the Group’s certain subsidiaries and schools are subject to VAT at the rate of 3%, as small scale VAT payer, and the remaining subsidiaries and schools are subject to VAT at the rate of 6%, as general VAT payer, which were all previously subject to business tax. The net VAT balance between input VAT and output VAT is recorded as accrued expenses and other current liabilities in the Group’s consolidated financial statements.

Since May 2016, in accordance with Cai Shui [2016] No. 68, the nonacademic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Group’s nonacademic educational programs and services in short-term training schools which were previously subject to business tax are now subject to VAT.

Leases

Leases

The Group leases offices and schools in different cities in the PRC under operating leases. The Group determines whether an arrangement constitutes a lease and records lease liabilities and right-of-use assets on its consolidated balance sheets at the lease commencement. The Group measures its lease liabilities based on the present value of the total lease payments not yet paid discounted based on the more readily determinable of the rate implicit in the lease or its incremental borrowing rate, which is the estimated rate the Group would be required to pay for a collateralized borrowing equal to the total lease payments over the term of the lease. The Group estimates its incremental borrowing rate based on an analysis of publicly traded debt securities of companies with credit and financial profiles similar to its own. The Group measures right-of-use assets based on the corresponding lease liability adjusted for payments made to the lessor at or before the commencement date, and initial direct costs it incurs under the lease. The Group begins recognizing rent expense when the lessor makes the underlying asset available to the Group. The Group’s leases have remaining lease terms of up to ten years, some of which include options to extend the leases for an additional period which has to be agreed with the lessors based on mutual negotiation. After considering the factors that create an economic incentive, the Group did not include renewal option periods in the lease term for which it is not reasonably certain to exercise.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

The Group measures the cost of employee share options based on the grant date fair value of the award and recognizes compensation cost over the period during which an employee is required to provide services in exchange for the award, which generally is the vesting period. For the graded vesting share options, the Group recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. When no future services are required to be performed by the employee in exchange for an award of equity instruments, the cost of the award is expensed on the grant date. The Group elects to recognize forfeitures when they occur.

Comprehensive loss	Comprehensive loss Comprehensive loss includes net loss and foreign currency translation adjustments. Comprehensive loss is reported in the consolidated statements of comprehensive loss.
Net loss per share

Net loss per share

Net loss per share, basic and diluted, is computed on the basis of the net loss for the period divided by the weighted average number of common shares outstanding during the period. Diluted net loss per share is based upon the weighted average number of common shares and of common share equivalents outstanding when dilutive. Common share equivalents include: (i) outstanding stock options under the Company’s share incentive plan which are included under the treasury share method when dilutive, (ii) common shares to be issued under the assumed conversion of the Company’s outstanding convertible notes, which are included under the if-converted method when dilutive, and (iii) convertible redeemable participating preferred shares, which are included under the if-converted method when dilutive.

The Group’s convertible redeemable participating preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to the ordinary shares and preferred shares to the extent that each class may share in income for the period; whereas the undistributed net loss for the period is allocated to ordinary shares only because the convertible redeemable participating preferred shares are not contractually obligated to share the loss.

The computation of diluted net loss per share for the years ended December 31, 2017, 2018 and 2019 does not include common share equivalents, since such inclusion would be anti-dilutive.

Contingency

Contingency

The Group is subject to lawsuits, investigations and other claims related to the operation of its schools. The Group is required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or non-occurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Significant risks and uncertainties
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Significant risks and uncertainties

Foreign currency risk

The RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the Peoples Bank of China, controls the conversion of RMB into other currencies. The value of the RMB is subject to changes in central government policies, international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Group’s cash and cash equivalents and restricted cash denominated in RMB amounted to RMB279,162 and RMB281,450 as of December 31, 2018 and 2019, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents and prepayment and other current assets. As of December 31, 2018 and 2019, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU requires a financial asset (or group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial asset(s) to present the net carrying value at the amount expected to be collected on the financial asset. This ASU affects entities holding financial assets and net investment in leases that are not accounted for at fair value through net income. The amendments affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual rights to receive cash. For public business entities, the amendments in this update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt the amendments in this update through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). In April 25, 2019, ASU 2016-13 was updated with ASU 2019-04, which clarifies certain aspects of accounting for credit losses, hedging activities, and financial instruments. ASU 2019-04 provides certain alternatives for the measurement of the allowance for credit losses (ACL) on accrued interest receivable (AIR). These measurement alternatives include (1) measuring an ACL on AIR separately, (2) electing to provide separate disclosure of the AIR component of amortized cost as a practical expedient, and (3) making accounting policy elections to simplify certain aspects of the presentation and measurement of such AIR. For entities that have adopted ASU 2016-13, the amendments in ASU 2019-04 related to ASU 2016-13 are effective for fiscal years beginning after December 15, 2019, and interim periods therein. An entity may early adopt ASU 2019-04 in any interim period after its issuance if the entity has adopted ASU 2016-13. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be impact on its consolidated financial statements from the adoption of the new guidance.

In January 2017, FASB issued ASU No. 2017-04: Simplifying the Test for Goodwill Impairment. Under the new accounting guidance, an entity will no longer determine goodwill impairment by calculating the implied fair value of goodwill by assigning the fair value of a reporting unit to all of its assets and liabilities as if that reporting unit had been acquired in a business combination. Instead, an entity will perform its goodwill impairment tests by comparing the fair value of a reporting unit with its carrying amount. An entity will recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value but not to exceed the total amount of the goodwill of the reporting unit. In addition, an entity should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment, if applicable. The provisions of the new accounting guidance are required to be applied prospectively. The new accounting guidance is effective for the Company for goodwill impairment tests performed in fiscal years beginning after December 15, 2019. Early adoption is permitted for goodwill impairment tests performed after January 1, 2017. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be impact on its consolidated financial statements from the adoption of the new guidance.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810): Targeted Improvements to the Related Party Guidance for Variable Interest Entities. ASU 2018-17 changes how entities evaluate decision-making fees under the variable interest entity guidance. To determine whether decision-making fees represent a variable interest, an entity considers indirect interests held through related parties under common control on a proportional basis, rather than in their entirety. This guidance will be adopted using a retrospective approach and is effective for the Group on January 1, 2020. The Group has evaluated the effect of the adoption of this ASU and does not expect there will be impact on its consolidated financial statements and related disclosures from the adoption of the new guidance.

Newly adopted accounting pronouncements
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-continued

Newly adopted accounting pronouncements

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public companies, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In July 2018, ASU 2016-02 was updated with ASU No. 2018-11, Targeted Improvements to ASC 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 (the “optional transition method”) and (2) lessors may elect not to separate lease and nonlease components when certain conditions are met. Before ASU 2018-11 was issued, transition to the new lease standard required application of the new guidance at the beginning of the earliest comparative period presented in the financial statements.

The Group adopted Topic 842 on January 1, 2019 using the modified retrospective transition approach allowed under ASU 2018-11, without adjusting the comparative periods presented. The Group elected the practical expedients under ASU 2016-02 which includes the use of hindsight in determining the lease term and the practical expedient package to not reassess whether any expired or existing contracts are or contain leases, to not reassess the classification of any expired or existing leases, and to not reassess initial direct costs for any existing leases. Upon adoption of Topic 842, the Group recognized both a right-of-use assets and corresponding lease liabilities of RMB1,045,941 and RMB970,382, respectively, on the balance sheet. The difference between the right-of-use assets and lease liabilities was due to prepaid rent. The adoption did not have a material impact on the Group’s consolidated statements of operations or consolidated statements of cash flows upon adoption as described in Note 21. The adoption of Topic 842 also did not result in a cumulative-effect adjustment to retained earnings.